Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 02, 2020
Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 02, 2020
Document Effective Date	Jun. 02, 2020
Prospectus Date	Aug. 01, 2019
Pear Tree Quality Fund | Institutional Shares
Prospectus:
Trading Symbol	QGIAX
Pear Tree Quality Fund | Ordinary Shares
Prospectus:
Trading Symbol	USBOX